Income Taxes - Summary of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Loss before income tax	$ (31,851,635)	$ (10,274,896)	$ (6,787,967)
Tax expense (income) at applicable tax rate	(4,626,391)	(1,653,392)	(1,175,582)
Change in unrecognized temporary differences	(187,397)	200,152	(15,176)
Current year losses for no deferred tax assets recognized	1,836,336	1,367,559	1,168,802
Non-deductible expenses	3,011,887	92,448	15,227
Other	(27,476)	(9,383)
Total tax expense (income)	$ 6,959	$ (2,616)	$ (6,729)